ACCRUED EXPENSES (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Salaries	$ 23,653	$ 18,750	$ 16,000
Reimbursable expenses	1,504	196	27,334
Consulting fees		18,574	5,698
Royalty fees		35,000	20,000
Investment banking fees		45,000
Interest expense - convertible note		17,497	247
Total accrued expenses	$ 25,157	$ 135,017	$ 69,279